September 4, 2007

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

ATTN:        Office of Filings, Information and Consumer Services

RE:          Comstock Funds, Inc. (the "Company")
             File Nos. 33-40771 and 811-05502

Dear Staff Member:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Company do not differ from that contained in Post-Effective Amendment No. 26 (the "Amendment") to the Company's Registration Statement on Form N-1A. This Amendment was filed electronically on August 28, 2007 (Accession # 0000935069-07-002001).

     If you have any questions, concerning this filing, you may contact the undersigned at (617) 338-4586.

                                             Very truly yours,


                                             /s/ Arlene Lonergan
                                             Arlene Lonergan
                                             Assistant Vice President

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         M. Rosella, Esq. - Paul, Hastings, Janofsky & Walker, LLP
         D. James